Financial income and costs	12 Months Ended
Dec. 31, 2020
Financial income and costs
Financial income and costs

(29) Financial income and costs

	2020	2019	2018
Interest income	$698,962	988,005	1,072,991
Income from interest in accounts receivable	7,024	3,627	4,516
Foreign exchange gain, net	467,534	—	39,323
Effects of valuation of derivative financial instruments	—	—	23,919
Financial income	1,173,520	991,632	1,140,749

Effects of valuation of derivative financial instruments	(291)	(8,029)	—
Foreign exchange loss, net	—	(272,220)	—
Interest expense and financial expenses on financial debt	(159,169)	(250,820)	(185,913)
Interest paid on lease	(53,639)	(37,797)	—
Commissions and other financial expenses	(78,230)	(41,502)	(146,255)
Financial costs	(291,329)	(610,368)	(332,168)
Financial income, net	$882,191	381,264	808,581